Condensed consolidating financial information - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$ (11,344)	$ 14,903	$ 38,173	$ 31,866	$ 207,680
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(9,045)	(3,835)	(21,944)	(54,700)	(55,126)
Purchase of Sebree smelter			0	0	(1,042)
Purchase of remaining interest in Mt. Holly smelter			0	11,313	(65,100)
Proceeds from sale of property, plant and equipment	13,585	0	1,040	14	46
Restricted and other cash deposits	253	0	(259)	10	896
Intercompany transactions	0		0	0
Net cash used in investing activities	4,793	(3,835)	(21,163)	(43,363)	(120,326)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt			0	0	(2,603)
Borrowings under revolving credit facilities	233	371	1,179	1,737	92,423
Repayments under revolving credit facilities	(233)	(371)	(1,179)	(1,737)	(98,423)
Repurchase of common stock			0	(36,352)	0
Issuance of common stock	43	0	0	0	403
Intercompany transactions	0	0	0	0	0
Net cash used in financing activities	43	0	0	(36,352)	(8,200)
CHANGE IN CASH AND CASH EQUIVALENTS	(6,508)	11,068	17,010	(47,849)	79,154
Cash and cash equivalents, beginning of year	132,403	115,393	115,393	163,242	84,088
Cash and cash equivalents, end of year	125,895	126,461	132,403	115,393	163,242
Consolidating Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	0	8,266	0	(89,532)	(65,265)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	0	0	0	(440)	3
Purchase of Sebree smelter					0
Purchase of remaining interest in Mt. Holly smelter				0	0
Proceeds from sale of property, plant and equipment	0		0	0	0
Restricted and other cash deposits	0		0	0	0
Intercompany transactions	(30,400)		(11,519)	4,072
Net cash used in investing activities	(30,400)	0	(11,519)	3,632	3
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt					0
Borrowings under revolving credit facilities	0	0	0	0	0
Repayments under revolving credit facilities	0	0	0	0	0
Repurchase of common stock				0
Issuance of common stock	0				0
Intercompany transactions	30,400	(8,266)	11,519	85,900	65,262
Net cash used in financing activities	30,400	(8,266)	11,519	85,900	65,262
CHANGE IN CASH AND CASH EQUIVALENTS	0	0	0	0	0
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year	0	0	0	0	0
The Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	(1,142)	(8,754)	(63,446)	25,423	92,338
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(4,395)	0	(1,425)	(8,574)	(587)
Purchase of Sebree smelter					(1,042)
Purchase of remaining interest in Mt. Holly smelter				11,313	(65,100)
Proceeds from sale of property, plant and equipment	0		0	0	0
Restricted and other cash deposits	0		0	0	0
Intercompany transactions	19,224		27,761	(4,072)
Net cash used in investing activities	14,829	0	26,336	(1,333)	(66,729)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt					(2,603)
Borrowings under revolving credit facilities	233	371	1,179	1,737	92,423
Repayments under revolving credit facilities	(233)	(371)	(1,179)	(1,737)	(92,423)
Repurchase of common stock				(36,352)
Issuance of common stock	43				403
Intercompany transactions	(11,182)	0	15,359	0	0
Net cash used in financing activities	(11,139)	0	15,359	(36,352)	(2,200)
CHANGE IN CASH AND CASH EQUIVALENTS	2,548	(8,754)	(21,751)	(12,262)	23,409
Cash and cash equivalents, beginning of year	36,670	58,421	58,421	70,683	47,274
Cash and cash equivalents, end of year	39,218	49,667	36,670	58,421	70,683
Combined Guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	(21,757)	5,435	19,019	30,890	40,711
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(2,346)	(1,426)	(7,807)	(21,477)	(22,939)
Purchase of Sebree smelter					0
Purchase of remaining interest in Mt. Holly smelter				0	0
Proceeds from sale of property, plant and equipment	0		0	14	0
Restricted and other cash deposits	(3)		(3)	(4)	0
Intercompany transactions	23,582		(15,305)	0
Net cash used in investing activities	21,233	(1,426)	(23,115)	(21,467)	(22,939)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt					0
Borrowings under revolving credit facilities	0	0	0	0	0
Repayments under revolving credit facilities	0	0	0	0	0
Repurchase of common stock				0
Issuance of common stock	0				0
Intercompany transactions	755	(436)	7,488	(11,883)	(17,801)
Net cash used in financing activities	755	(436)	7,488	(11,883)	(17,801)
CHANGE IN CASH AND CASH EQUIVALENTS	231	3,573	3,392	(2,460)	(29)
Cash and cash equivalents, beginning of year	(255)	(3,647)	(3,647)	(1,187)	(1,158)
Cash and cash equivalents, end of year	(24)	(74)	(255)	(3,647)	(1,187)
Combined Non-Guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	11,555	9,956	82,600	65,085	139,896
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(2,304)	(2,409)	(12,712)	(24,209)	(31,603)
Purchase of Sebree smelter					0
Purchase of remaining interest in Mt. Holly smelter				0	0
Proceeds from sale of property, plant and equipment	13,585		1,040	0	46
Restricted and other cash deposits	256		(256)	14	896
Intercompany transactions	(12,406)		(937)	0
Net cash used in investing activities	(869)	(2,409)	(12,865)	(24,195)	(30,661)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt					0
Borrowings under revolving credit facilities	0	0	0	0	0
Repayments under revolving credit facilities	0	0	0	0	(6,000)
Repurchase of common stock				0
Issuance of common stock	0				0
Intercompany transactions	(19,973)	8,702	(34,366)	(74,017)	(47,461)
Net cash used in financing activities	(19,973)	8,702	(34,366)	(74,017)	(53,461)
CHANGE IN CASH AND CASH EQUIVALENTS	(9,287)	16,249	35,369	(33,127)	55,774
Cash and cash equivalents, beginning of year	95,988	60,619	60,619	93,746	37,972
Cash and cash equivalents, end of year	$ 86,701	$ 76,868	$ 95,988	$ 60,619	$ 93,746